Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended			92 Months Ended		12 Months Ended		92 Months Ended	12 Months Ended		92 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended
	Jan. 31, 2012	May 31, 2006	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013		Dec. 31, 2013 Research and development [Member]	Dec. 31, 2012 Research and development [Member]	Dec. 31, 2013 Research and development [Member]	Dec. 31, 2013 General and administrative [Member]	Dec. 31, 2012 General and administrative [Member]	Dec. 31, 2013 General and administrative [Member]	Dec. 31, 2013 Two Thousand Eight Stock Incentive Plan [Member]	Nov. 30, 2012 Two Thousand Eight Stock Incentive Plan [Member]	Sep. 30, 2008 Two Thousand Eight Stock Incentive Plan [Member]	Dec. 31, 2013 Maximum [Member] Two Thousand Eight Stock Incentive Plan [Member]	May 31, 2006 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Jan. 31, 2012 Employee Stock Option [Member]
Schedule Of Equity [Line Items]
Common stock, shares issued																				825,000	164,093
Common stock, per share		$ 0.001
Common stock issued, cash consideration		$ 825	$ 325,400					$ 825
Common stock, shares issued			1,153,509		829,416	[1]	829,416	829,416	[1]													4,416
Common Stock Value			1,154		829	[1]	829	829	[1]													469
Intrinsic value of stock options at the time of exercise																						4,990
Number of shares authorized under the Stock Plan																	560,947	235,714
Maximum term of options granted under Stock Plan																			10 years
Vesting percentage																25.00%
Employee option grants vest percentage on first anniversary																3 years
Description of share based award																The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years.
Share-based compensation expense			366,867	163,415	326,644		100,734	608,924		166,796	59,112	327,846	159,848	41,622	281,078
Weighted average remaining contractual life	8 years 1 month 6 days		8 years 2 months 12 days
Weighted average remaining contractual life expceted to vest	1 year 9 months 18 days
Unrecognized compensation cost	$ 907,827

[1]	The balance sheet data at December 31, 2013, has been derived from audited financial statements at that date. It does not include, however, all of the information and notes required by US generally accepted accounting principles for complete financial statements.